Convertible Redeemable Preferred Shares and Warrants - Movement of the Warrants and conversion feature derivative liabilities (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Movement of the Warrants and conversion feature derivative liabilities
Beginning balance		¥ 1,648,690
Issuance		328,461	¥ 1,240,859
Fair value change		(272,327)	504,164
Exercise		(1,706,003)	(45,858)
Expire			(77,739)
Translation to reporting currency		¥ 1,179	27,264
Ending balance	¥ 1,648,690		1,648,690
Series B3 convertible redeemable preferred shares
Movement of the Warrants and conversion feature derivative liabilities
Discount on purchase price	15.00%	15.00%
Warrant liabilities
Movement of the Warrants and conversion feature derivative liabilities
Beginning balance		¥ 351,750
Issuance			174,846
Fair value change		(46,812)	292,305
Exercise		(305,333)	(45,858)
Expire			(77,739)
Translation to reporting currency		395	8,196
Ending balance	¥ 351,750		351,750
Derivative liabilities
Movement of the Warrants and conversion feature derivative liabilities
Beginning balance		1,296,940
Issuance		328,461	1,066,013
Fair value change		(225,515)	211,859
Exercise		(1,400,670)
Translation to reporting currency		¥ 784	19,068
Ending balance	¥ 1,296,940		¥ 1,296,940